Summary of significant accounting policies (Details) - shares	2 Months Ended	3 Months Ended
	Jun. 30, 2014	Jun. 30, 2015
Common stock equivalents	623,855	1,031,536
Options [Member]
Common stock equivalents	0	160,000
Warrant [Member]
Common stock equivalents	0	324,650
Restricted Stock [Member]
Common stock equivalents	623,855	546,886